Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2017
Transfers and Servicing of Financial Assets [Abstract]
Schedule of servicing assets at amortized value
Activity for MSRs and the related valuation allowance follows:

December 31 (In thousands)	2017	2016	2015
MSRs:
Carrying amount, net, beginning of year	$9,266	$9,008	$8,613
Additions	1,941	2,286	1,748
Amortization	(1,624)	(1,835)	(1,637)
Change in valuation allowance	105	(193)	284
Carrying amount, net, end of year	$9,688	$9,266	$9,008
Valuation allowance:
Beginning of year	$735	$542	$826
Change in valuation allowance	(105)	193	(284)
End of year	$630	$735	$542